Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Operating activities
Net (loss) income	$ 244	$ (2,249)	$ (3,244)	$ 285	$ (16,890)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,764	2,536	10,527	11,028	8,958
Share-based compensation expense	2,043	843	7,886	5,426	1,232
Provision for doubtful accounts	20	25	91	133	23
(Gain) loss on disposal of fixed assets	2	3	(5)	(16)	69
Non-cash interest expense	25	27	106	110	91
Excess tax benefits related to exercise of share options	(466)	(289)
Unrealized currency (gain) loss on foreign denominated intercompany transactions	(3,817)	3,367	(988)	(4,052)	2,264
Changes in assets and liabilities:
Accounts receivable	2,128	1,949	(9,820)	(4,334)	(6,563)
Prepaid expenses and other current assets	1,496	1,524	(2,191)	684	(354)
Other assets	0	192	(437)	(206)	(1,674)
Accounts payable	1,993	(548)	(542)	(38)	144
Deferred revenue	2,450	1,152	18,588	11,378	8,786
Accrued expenses and other liabilities	425	(721)	4,672	2,849	2,947
Net cash provided by (used in) operating activities	9,307	7,811	24,643	23,247	(967)
Investing activities
Purchases of property and equipment	(5,586)	(4,769)	(14,234)	(12,583)	(17,888)
Net cash used in investing activities	(5,586)	(4,769)	(14,234)	(12,583)	(17,888)
Financing activities
Proceeds from exercises of share options	1,014	414	885	632	30
Excess tax benefits related to exercise of share options	466	289
Payments on debt	(1,293)	(1,373)	(5,412)	(3,483)	(252)
Proceeds from issuance of debt, net of issuance costs				8,282
Proceeds from initial public offering, net of issuance costs			68,328
Net cash provided by (used in) financing activities	187	(670)	63,801	5,431	(222)
Effect of foreign exchange rates on cash	(1,390)	1,248	(960)	(2,363)	1,777
Net increase (decrease) in cash and cash equivalents	2,518	3,620	73,250	13,732	(17,300)
Cash and cash equivalents at beginning of period	106,140	32,890	32,890	19,158	36,458
Cash and cash equivalents at end of period	108,658	36,510	106,140	32,890	19,158
Supplemental disclosure of cash flow information
Cash paid during the period for interest	77	150	488	593	451
Cash paid during the period for income taxes	81	19	58	32	28
Supplemental disclosure of non-cash investing and financing
Unpaid purchases of property and equipment	$ 2,297	1,050	308	$ 1,591	$ 3,345
Conversion of convertible preferred shares to ordinary shares			$ 59,305
Unpaid deferred initial public offering issuance costs		$ 1,230